SA International Value Fund
SA International Value Fund
Goal
The Fund’s goal is to achieve long-term capital appreciation.
Fees and Expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	SA International Value Fund
Sales charge (load) imposed on purchases	none
Sales charge (load) imposed on reinvested dividends	none
Redemption fee	none
Exchange fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		SA International Value Fund
Management fees	[1]	0.80%
Shareholder servicing fee		0.25%
Other expenses		0.23%
Total annual Fund operating expenses		1.28%
Fee waiver and/or expense reimbursement	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement		1.28%
[1]	Management fees in the fee table above have been restated to reflect current fees.
[2]	The Adviser has contractually agreed to waive its management fees and/or to reimburse expenses so that the Fund's total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses) are limited to 1.35% of average daily net assets. This expense limitation will remain in effect until October 28, 2021 and may be amended or terminated before such time only with the approval of the Board of Trustees of the Fund. The Adviser may elect to recapture any amounts waived or reimbursed subject to certain conditions, including that repayment does not cause annual operating expenses to exceed 1.35% of average daily net assets and that any such repayment must be made within three years after the year in which the waiver/reimbursement was made.

Expense Example

This expense example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and the expense limitation remains in place for the time period indicated. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
SA International Value Fund	130	405	701	1,544

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 17% of the average value of its portfolio.

Principal Investment Strategies

The Fund pursues its goal by generally investing in a broad and diverse group of readily marketable equity securities of large and mid cap non-U.S. companies that the Sub-Adviser believes are “value” stocks at the time of investment.

The Sub-Adviser considers value stocks primarily to be those of companies with high book values (values that are derived from a company’s balance sheet) in relation to their market values (values that are derived by multiplying the market price per share of a company’s stock by the number of outstanding shares of that stock). In assessing value, the Sub-Adviser may consider additional factors such as price-to-cash flow or price-to-earnings ratios as well as economic conditions and developments in the issuer’s industry. The criteria the Sub-Adviser uses for assessing value are subject to change from time to time.

The Fund invests in companies in countries with developed markets designated by the Investment Committee of the Sub-Adviser as approved markets from time to time. As of the date of this Prospectus, the Fund is authorized to invest in the stocks of large and mid cap companies in Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. This list of authorized countries is subject to change. Under normal market conditions, the Sub-Adviser intends to invest in companies organized or having a majority of their operating income from sources in at least three non-U.S. countries.

The Sub-Adviser determines company size on a country- or region-specific basis and based primarily on market capitalization. In the countries or regions authorized for investment, the Sub-Adviser first ranks eligible companies listed on selected exchanges based on the companies’ market capitalizations. The Sub-Adviser then determines the universe of eligible securities by defining the minimum market capitalization of large and mid cap companies that may be purchased by the Fund with respect to each country or region. As of August 31, 2013, the lowest minimum market capitalization of a large or mid cap company in any country or region in which the Fund invests was $1,650 million. This threshold will vary by country and region and will change with market conditions.

The Fund intends to purchase securities within each authorized country or region using a market capitalization weighted approach. In general, this means that the higher the relative market capitalization of the issuer, the greater its representation in the Fund. The Sub-Adviser, using this approach and its judgment, will seek to set country or region weights based on the relative market capitalization of eligible large and mid cap non-U.S. companies within each country or region. The Sub-Adviser may modify market capitalization weights and even exclude companies after considering such factors as free float (a company’s share capital that is freely available for trading), expected profitability, trading strategies, liquidity management, tax management, momentum and other factors that it determines to be appropriate given market conditions. In assessing expected profitability, the Sub-Adviser may consider different ratios, such as earnings or profits from operations relative to book value or assets.

The Fund may lend its portfolio securities to generate additional income.

Principal Investment Risks

The share price of the Fund may change daily based on market conditions and other factors. Therefore, you may lose money if you invest in the Fund.

The principal risks that apply to the Fund are:

  Market Risk: The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, general economic or market conditions, and/or investor behavior that leads investors’ perceptions of value (as reflected in the stock price) to diverge from fundamental value.

  Foreign Securities and Currency Risk: Foreign securities involve risks in addition to those associated with comparable U.S. securities. Investments in foreign securities are subject to fluctuations in currency exchange rates, which may negatively affect the value of the Fund’s portfolio. Additional risks may include exposure to less developed or less efficient trading markets; social, political or economic instability; nationalization of assets, currency controls or redenomination; changes in tax policy; high transaction costs; settlement, custodial or other operational risks; and less stringent accounting, auditing, financial reporting, and legal standards and practices. As a result, foreign securities can fluctuate more widely in price, and may also be less liquid, than comparable U.S. securities.

  European Economic Risk: Recently, the European financial markets have been negatively impacted by rising government debt levels; possible default on or restructuring of sovereign debt in several European countries, including Greece, Ireland, Italy, Portugal and Spain; and economic downturns. A European country’s default or debt restructuring would adversely affect the holders of the country’s debt and sellers of credit default swaps linked to the country’s creditworthiness and could negatively impact equity markets in Europe as well as global markets more generally. Recent events in Europe have adversely affected the euro’s exchange rate and value and may continue to impact the economies of every European country.

  Large Company Stock Risk: Larger, more established companies may be unable to respond quickly to competitive challenges, such as changes in technology and consumer tastes.

  Medium-Size Company Stock Risk: Stocks of medium-size companies are usually more sensitive to adverse business developments and economic, political, regulatory and market factors than stocks of larger companies, and the prices of stocks of medium-size companies may be more volatile. The Fund may experience difficulty in purchasing or selling securities of medium-size companies at the desired time and price.

  Value Stock Risk: A value stock may not reach what the Sub-Adviser believes is its full market value, or its intrinsic value may go down. In addition, value stocks may underperform when the market favors growth stocks over value stocks.

  Securities Lending Risk: Securities lending involves possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a result, the value of the Fund shares may fall. The value of the Fund shares could also fall if a loan is called and the Fund is required to liquidate reinvested collateral at a loss or if the Fund is unable to reinvest cash collateral at rates which exceed the costs involved.

  Sector Risk: Companies with similar characteristics may be grouped together in broad categories called sectors. The Fund may be overweight in certain sectors at various times. To the extent the Fund invests more heavily in a particular sector, its performance will be especially sensitive to any economic, business, regulatory or other developments which generally affect that sector. Individual sectors may underperform other sectors or the market as a whole.

  Recent Market Conditions: The financial crisis in the U.S. and many foreign economies over the past several years, including the European sovereign debt and banking crises, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign, and in the net asset values of many mutual funds, including to some extent the Fund. Both domestic and international equity and fixed income markets have been experiencing heightened volatility and turmoil. Conditions in the U.S. and many foreign economies have resulted, and may continue to result, in fixed income instruments experiencing unusual liquidity issues, increased price volatility and, in some cases, credit downgrades and increased likelihood of default. These events have reduced the willingness and ability of some lenders to extend credit, and have made it more difficult for borrowers to obtain financing on attractive terms, if at all. As a result, the values of many types of securities have been reduced. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region might adversely impact issuers in a different country or region. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations.

Performance

The bar chart and table below provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s performance has varied from year to year. The table shows how the Fund’s average annual total returns for certain time periods compare to those of a broad-based securities market index. The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated Fund performance information can be obtained by visiting http://www.sa-funds.net.

Annual Total Returns (per calendar year)

Highest/lowest quarterly return during the periods shown:

	Quarter Ended	Total Return
Best Quarter	6/30/2009	32.76%
Worst Quarter	12/31/2008	(25.07)%

The year-to-date return through the calendar quarter ended September 30, 2013 was 15.96%.

Average Annual Total Returns (for periods ended December 31, 2012)
Average Annual Total Returns	1 Year	5 Years	10 Years
SA International Value Fund	14.17%	(5.67%)	8.79%
SA International Value Fund After Taxes on Distributions	13.65%	(6.51%)	7.98%
SA International Value Fund After Taxes on Distributions and Sale of Fund Shares	9.80%	(5.01%)	7.83%
SA International Value Fund MSCI World Ex. U.S. Value Index (net div.)	17.29%	(3.72%)	9.06%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In certain situations, the “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return can occur when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.